Business Combinations (Summary of Fair Value Allocated to Assets and Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [Line Items]
Liabilities	$ 28,723	$ 26,255
Assets	54,586	49,954
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Total Consideration		88
Amounts Held In Escrow		0
Liabilities		86
Short-term borrowings Recognised As Of Acquisition Date		11
Trade And Other Payables Recognised As Of Acquisition Date		50
Borrowings Recognised As Of Acquisition Date		7
Lease Liabilities Recognised As Of Acquisition Date		1
Non-current Liabilities Recognised As Of Acquisition Date		17
Assets		174
FairValueOfAcquiredReceivables		43
Inventory Recognised As Of Acquisition Date		24
Prepaid Expenses and Other Current Assets Recognised As Of Acquisition Date		0
Property, plant and equipment recognised as of acquisition date		10
Goodwill Recognised As Of Acquisition Date		77
Identifiable intangible assets recognised as of acquisition date		16
Investments Recognised As Of Acquisition Date		0
Noncurrent Assets Recognised As Of Acquisition Date		4
Consideration transferred, acquisition-date fair value		88
Other Aquisitions [Member] | Preliminary [Member]
Disclosure of detailed information about business combination [Line Items]
Total Consideration	186
Amounts Held In Escrow	(10)
Liabilities	116
Short-term borrowings Recognised As Of Acquisition Date	11
Trade And Other Payables Recognised As Of Acquisition Date	74
Borrowings Recognised As Of Acquisition Date	14
Lease Liabilities Recognised As Of Acquisition Date	3
Non-current Liabilities Recognised As Of Acquisition Date	14
Assets	302
FairValueOfAcquiredReceivables		11
Inventory Recognised As Of Acquisition Date	92
Prepaid Expenses and Other Current Assets Recognised As Of Acquisition Date	13
Property, plant and equipment recognised as of acquisition date	116
Goodwill Recognised As Of Acquisition Date	55	$ 77
Identifiable intangible assets recognised as of acquisition date	9
Investments Recognised As Of Acquisition Date	2
Noncurrent Assets Recognised As Of Acquisition Date	4
Consideration transferred, acquisition-date fair value	176
Casa do Adubo [Member] | Preliminary [Member]
Disclosure of detailed information about business combination [Line Items]
Total Consideration	279
Amounts Held In Escrow	(48)
Liabilities	275
Short-term borrowings Recognised As Of Acquisition Date	14
Trade And Other Payables Recognised As Of Acquisition Date	159
Borrowings Recognised As Of Acquisition Date	91
Lease Liabilities Recognised As Of Acquisition Date	10
Non-current Liabilities Recognised As Of Acquisition Date	1
Assets	554
FairValueOfAcquiredReceivables	174
Inventory Recognised As Of Acquisition Date	107
Prepaid Expenses and Other Current Assets Recognised As Of Acquisition Date	3
Property, plant and equipment recognised as of acquisition date	24
Goodwill Recognised As Of Acquisition Date	145
Identifiable intangible assets recognised as of acquisition date	95
Investments Recognised As Of Acquisition Date	0
Noncurrent Assets Recognised As Of Acquisition Date	6
Consideration transferred, acquisition-date fair value	$ 231